INVENTORIES (Details Textual) - USD ($)	Apr. 23, 2019	Apr. 02, 2019	Oct. 10, 2018
Disclosure Of Inventories [Abstract]
Purchase Consideration	$ 8,875,000	$ 7,800,000	$ 8,650,000
Net Consideration	$ 8,257,000	$ 7,378,000	$ 8,313,000